Trade Payables and Other Current Liabilities - Summary of Financial Liabilities That Are Part of Supplier Finance Arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of trade payables that are part of a supplier finance arrangement
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	€ 16,722	€ 18,029
Of which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	€ 10,261	€ 12,770